UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23450

 NAME OF REGISTRANT:                     Global Beta ETF Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1364 Welsh Road, Suite
                                         C120
                                         North Wales, PA 19454

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Justin Lowry
                                         1364 Welsh Road, Suite
                                         C120
                                         North Wales, PA 19454

 REGISTRANT'S TELEPHONE NUMBER:          215-531-8234

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2022 - 08/29/2022


Global Beta Low Beta ETF
--------------------------------------------------------------------------------------------------------------------------
 CONSTELLATION BRANDS, INC.                                                                  Agenda Number:  935670706
--------------------------------------------------------------------------------------------------------------------------
        Security:  21036P108
    Meeting Type:  Annual
    Meeting Date:  19-Jul-2022
          Ticker:  STZ
            ISIN:  US21036P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jennifer M. Daniels                                       Mgmt          For                            For
       Jeremy S.G. Fowden                                        Mgmt          For                            For
       Jose M. Madero Garza                                      Mgmt          For                            For
       Daniel J. McCarthy                                        Mgmt          For                            For

2.     To ratify the selection of KPMG LLP as the                Mgmt          For                            For
       Company's independent registered public
       accounting firm for the fiscal year ending
       February 28, 2023.

3.     To approve, by an advisory vote, the                      Mgmt          For                            For
       compensation of the Company's named
       executive officers as disclosed in the
       Proxy Statement.




--------------------------------------------------------------------------------------------------------------------------
 ELECTRONIC ARTS INC.                                                                        Agenda Number:  935682092
--------------------------------------------------------------------------------------------------------------------------
        Security:  285512109
    Meeting Type:  Annual
    Meeting Date:  11-Aug-2022
          Ticker:  EA
            ISIN:  US2855121099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to hold office for a                 Mgmt          For                            For
       one-year term: Kofi A. Bruce

1b.    Election of Director to hold office for a                 Mgmt          For                            For
       one-year term: Rachel A. Gonzalez

1c.    Election of Director to hold office for a                 Mgmt          For                            For
       one-year term: Jeffrey T. Huber

1d.    Election of Director to hold office for a                 Mgmt          For                            For
       one-year term: Talbott Roche

1e.    Election of Director to hold office for a                 Mgmt          For                            For
       one-year term: Richard A. Simonson

1f.    Election of Director to hold office for a                 Mgmt          For                            For
       one-year term: Luis A. Ubinas

1g.    Election of Director to hold office for a                 Mgmt          For                            For
       one-year term: Heidi J. Ueberroth

1h.    Election of Director to hold office for a                 Mgmt          For                            For
       one-year term: Andrew Wilson

2.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation.

3.     Ratification of the appointment of KPMG LLP               Mgmt          For                            For
       as our independent public registered
       accounting firm for the fiscal year ending
       March 31, 2023.

4.     Approve the Company's amended 2019 Equity                 Mgmt          For                            For
       Incentive Plan.

5.     Approve an amendment to the Company's                     Mgmt          For                            For
       Certificate of Incorporation to reduce the
       threshold for stockholders to call special
       meetings from 25% to 15%.

6.     To consider and vote upon a stockholder                   Shr           Against                        For
       proposal, if properly presented at the
       Annual Meeting, on termination pay.




--------------------------------------------------------------------------------------------------------------------------
 MCKESSON CORPORATION                                                                        Agenda Number:  935672027
--------------------------------------------------------------------------------------------------------------------------
        Security:  58155Q103
    Meeting Type:  Annual
    Meeting Date:  22-Jul-2022
          Ticker:  MCK
            ISIN:  US58155Q1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director for a one-year term:                 Mgmt          For                            For
       Richard H. Carmona, M.D.

1b.    Election of Director for a one-year term:                 Mgmt          For                            For
       Dominic J. Caruso

1c.    Election of Director for a one-year term:                 Mgmt          For                            For
       W. Roy Dunbar

1d.    Election of Director for a one-year term:                 Mgmt          For                            For
       James H. Hinton

1e.    Election of Director for a one-year term:                 Mgmt          For                            For
       Donald R. Knauss

1f.    Election of Director for a one-year term:                 Mgmt          For                            For
       Bradley E. Lerman

1g.    Election of Director for a one-year term:                 Mgmt          For                            For
       Linda P. Mantia

1h.    Election of Director for a one-year term:                 Mgmt          For                            For
       Maria Martinez

1i.    Election of Director for a one-year term:                 Mgmt          For                            For
       Susan R. Salka

1j.    Election of Director for a one-year term:                 Mgmt          For                            For
       Brian S. Tyler

1k.    Election of Director for a one-year term:                 Mgmt          For                            For
       Kathleen Wilson-Thompson

2.     Ratification of Appointment of Deloitte &                 Mgmt          For                            For
       Touche LLP as the Company's Independent
       Registered Public Accounting Firm for
       Fiscal Year 2023.

3.     Advisory vote on executive compensation.                  Mgmt          For                            For

4.     Approval of our 2022 Stock Plan.                          Mgmt          For                            For

5.     Approval of Amendment to our 2000 Employee                Mgmt          For                            For
       Stock Purchase Plan.

6.     Shareholder Proposal on Special Shareholder               Shr           Against                        For
       Meeting Improvement.

7.     Shareholder Proposal on Transparency in                   Shr           Against                        For
       Rule 10b5-1 Trading Policy.




--------------------------------------------------------------------------------------------------------------------------
 THE J. M. SMUCKER COMPANY                                                                   Agenda Number:  935684351
--------------------------------------------------------------------------------------------------------------------------
        Security:  832696405
    Meeting Type:  Annual
    Meeting Date:  17-Aug-2022
          Ticker:  SJM
            ISIN:  US8326964058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Directors whose term of office                Mgmt          For                            For
       will expire in 2023: Susan E.
       Chapman-Hughes

1b.    Election of Directors whose term of office                Mgmt          For                            For
       will expire in 2023: Paul J. Dolan

1c.    Election of Directors whose term of office                Mgmt          For                            For
       will expire in 2023: Jay L. Henderson

1d.    Election of Directors whose term of office                Mgmt          For                            For
       will expire in 2023: Jonathan E. Johnson
       III

1e.    Election of Directors whose term of office                Mgmt          For                            For
       will expire in 2023: Kirk L. Perry

1f.    Election of Directors whose term of office                Mgmt          For                            For
       will expire in 2023: Sandra Pianalto

1g.    Election of Directors whose term of office                Mgmt          For                            For
       will expire in 2023: Alex Shumate

1h.    Election of Directors whose term of office                Mgmt          For                            For
       will expire in 2023: Mark T. Smucker

1i.    Election of Directors whose term of office                Mgmt          For                            For
       will expire in 2023: Richard K. Smucker

1j.    Election of Directors whose term of office                Mgmt          For                            For
       will expire in 2023: Jodi L. Taylor

1k.    Election of Directors whose term of office                Mgmt          For                            For
       will expire in 2023: Dawn C. Willoughby

2.     Ratification of appointment of Ernst &                    Mgmt          For                            For
       Young LLP as the Company's Independent
       Registered Public Accounting Firm for the
       2023 fiscal year.

3.     Advisory approval of the Company's                        Mgmt          For                            For
       executive compensation.

4.     Adoption of amendments to the Company's                   Mgmt          For                            For
       Amended Articles of Incorporation to
       eliminate the time phased voting
       provisions.



Global Beta Rising Stars ETF
--------------------------------------------------------------------------------------------------------------------------
 ACCOLADE, INC.                                                                              Agenda Number:  935684135
--------------------------------------------------------------------------------------------------------------------------
        Security:  00437E102
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2022
          Ticker:  ACCD
            ISIN:  US00437E1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Thomas Neff                                               Mgmt          For                            For
       Jeffrey Brodsky                                           Mgmt          For                            For
       Elizabeth Nabel                                           Mgmt          For                            For

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of the Company's named
       executive officers as disclosed in the
       proxy statement in accordance with SEC
       rules.

3.     To indicate, on an advisory basis, the                    Mgmt          1 Year                         For
       preferred frequency of stockholder advisory
       votes on the compensation of the Company's
       named executive officers.

4.     To ratify the selection by the Audit                      Mgmt          For                            For
       Committee of the Board of Directors of KPMG
       LLP as the independent registered public
       accounting firm of the Company for its
       fiscal year ending February 28, 2023.




--------------------------------------------------------------------------------------------------------------------------
 BOX, INC.                                                                                   Agenda Number:  935658091
--------------------------------------------------------------------------------------------------------------------------
        Security:  10316T104
    Meeting Type:  Annual
    Meeting Date:  14-Jul-2022
          Ticker:  BOX
            ISIN:  US10316T1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Director withdrawn                  Mgmt          For                            For

1b.    Election of Director: Dan Levin                           Mgmt          For                            For

1c.    Election of Director: Bethany Mayer                       Mgmt          For                            For

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of our named executive
       officers.

3.     To approve, on an advisory basis, the                     Mgmt          1 Year                         For
       frequency of future stockholder advisory
       votes on the compensation of our named
       executive officers.

4.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as our independent registered
       public accounting firm for our fiscal year
       ending January 31, 2023.




--------------------------------------------------------------------------------------------------------------------------
 BROADRIDGE FINANCIAL SOLUTIONS, INC.                                                        Agenda Number:  935697005
--------------------------------------------------------------------------------------------------------------------------
        Security:  11133T103
    Meeting Type:  Annual
    Meeting Date:  18-Aug-2022
          Ticker:  BR
            ISIN:  US11133T1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Non-Voting agenda                                         Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 CHEWY, INC.                                                                                 Agenda Number:  935659283
--------------------------------------------------------------------------------------------------------------------------
        Security:  16679L109
    Meeting Type:  Annual
    Meeting Date:  14-Jul-2022
          Ticker:  CHWY
            ISIN:  US16679L1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       James Kim                                                 Mgmt          Withheld                       Against
       David Leland                                              Mgmt          Withheld                       Against
       Lisa Sibenac                                              Mgmt          Withheld                       Against
       Sumit Singh                                               Mgmt          Withheld                       Against

2.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as the Company's independent
       registered public accounting firm for the
       fiscal year ending January 29, 2023.

3.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation of the Company's
       named executive officers.

4.     To approve the Chewy, Inc. 2022 Omnibus                   Mgmt          For                            For
       Incentive Plan.




--------------------------------------------------------------------------------------------------------------------------
 CIRRUS LOGIC, INC.                                                                          Agenda Number:  935676556
--------------------------------------------------------------------------------------------------------------------------
        Security:  172755100
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2022
          Ticker:  CRUS
            ISIN:  US1727551004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John C. Carter                                            Mgmt          For                            For
       Alexander M. Davern                                       Mgmt          For                            For
       Timothy R. Dehne                                          Mgmt          For                            For
       John M. Forsyth                                           Mgmt          For                            For
       Deirdre R. Hanford                                        Mgmt          For                            For
       Raghib Hussain                                            Mgmt          For                            For
       Catherine P. Lego                                         Mgmt          For                            For
       David J. Tupman                                           Mgmt          For                            For

2.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as the Company's independent
       registered public accounting firm for the
       fiscal year ending March 25, 2023.

3.     Advisory vote to approve executive                        Mgmt          For                            For
       compensation.

4.     Approval of the Second Amendment to the                   Mgmt          For                            For
       2018 Long Term Incentive Plan.




--------------------------------------------------------------------------------------------------------------------------
 FLEX LTD.                                                                                   Agenda Number:  935685668
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2573F102
    Meeting Type:  Annual
    Meeting Date:  25-Aug-2022
          Ticker:  FLEX
            ISIN:  SG9999000020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Re-election of Director: Revathi Advaithi                 Mgmt          For                            For

1b.    Re-election of Director: Michael D.                       Mgmt          For                            For
       Capellas

1c.    Re-election of Director: John D. Harris II                Mgmt          For                            For

1d.    Re-election of Director: Michael E.                       Mgmt          For                            For
       Hurlston

1e.    Re-election of Director: Erin L. McSweeney                Mgmt          For                            For

1f.    Re-election of Director: Marc A. Onetto                   Mgmt          For                            For

1g.    Re-election of Director: Charles K.                       Mgmt          For                            For
       Stevens, III

1h.    Re-election of Director: Lay Koon Tan                     Mgmt          For                            For

1i.    Re-election of Director: Patrick J. Ward                  Mgmt          For                            For

1j.    Re-election of Director: William D. Watkins               Mgmt          For                            For

2.     To approve the re-appointment of Deloitte &               Mgmt          For                            For
       Touche LLP as our independent auditors for
       the 2023 fiscal year and to authorize the
       Board of Directors, upon the recommendation
       of the Audit Committee, to fix their
       remuneration.

3.     NON-BINDING, ADVISORY RESOLUTION. To                      Mgmt          For                            For
       approve the compensation of the Company's
       named executive officers, as disclosed
       pursuant to Item 402 of Regulation S-K, set
       forth in "Compensation Discussion and
       Analysis" and in the compensation tables
       and the accompanying narrative disclosure
       under "Executive Compensation" in the
       Company's proxy statement relating to its
       2022 Annual General Meeting.

4.     To approve a general authorization for the                Mgmt          For                            For
       directors of Flex to allot and issue
       ordinary shares.

5.     To approve a renewal of the Share Purchase                Mgmt          For                            For
       Mandate permitting Flex to purchase or
       otherwise acquire its own issued ordinary
       shares.




--------------------------------------------------------------------------------------------------------------------------
 JUMIA TECHNOLOGIES AG                                                                       Agenda Number:  935674158
--------------------------------------------------------------------------------------------------------------------------
        Security:  48138M105
    Meeting Type:  Annual
    Meeting Date:  13-Jul-2022
          Ticker:  JMIA
            ISIN:  US48138M1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     Resolution on the ratification of the acts                Mgmt          For                            For
       of the members of the management board for
       the financial year 2021

3.     Resolution on the ratification of the acts                Mgmt          For                            For
       of the members of the supervisory board for
       the financial year 2021

4.     Resolution on the appointment of the                      Mgmt          For                            For
       auditor of the annual financial statements
       and the auditor of the consolidated
       financial statements, as well as any audit
       review of condensed interim financial
       statements and interim management reports
       as well as any audit review of additional
       interim financial information

5.     Resolution on the approval of the                         Mgmt          For                            For
       remuneration report for the financial year
       2021

6.     Resolution on the approval of the                         Mgmt          For                            For
       remuneration system for the members of the
       management board

7.     Resolution on the cancellation of the                     Mgmt          For                            For
       authorization to issue stock options to
       members of the management board and
       employees of the Company and members of the
       management and employees of companies
       affiliated with the Company (Stock Option
       Program 2021) and on the cancellation of
       the Conditional Capital 2021/III and the
       corresponding amendment of the articles of
       association




--------------------------------------------------------------------------------------------------------------------------
 LIVEPERSON, INC.                                                                            Agenda Number:  935692699
--------------------------------------------------------------------------------------------------------------------------
        Security:  538146101
    Meeting Type:  Annual
    Meeting Date:  04-Aug-2022
          Ticker:  LPSN
            ISIN:  US5381461012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ernest Cu                                                 Mgmt          For                            For
       Jill Layfield                                             Mgmt          For                            For
       William G. Wesemann                                       Mgmt          For                            For

2.     Ratification of the appointment of BDO USA,               Mgmt          For                            For
       LLP as the Company's independent registered
       public accounting firm for the fiscal year
       ending December 31, 2022.

3.     Advisory approval of the compensation of                  Mgmt          For                            For
       the Company's named executive officers.




--------------------------------------------------------------------------------------------------------------------------
 NEW RELIC, INC.                                                                             Agenda Number:  935683979
--------------------------------------------------------------------------------------------------------------------------
        Security:  64829B100
    Meeting Type:  Annual
    Meeting Date:  17-Aug-2022
          Ticker:  NEWR
            ISIN:  US64829B1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Hope Cochran                                              Mgmt          For                            For
       Anne DelSanto                                             Mgmt          For                            For
       Susan D. Arthur                                           Mgmt          For                            For
       Phalachandra Bhat                                         Mgmt          For                            For
       Caroline W. Carlisle                                      Mgmt          For                            For
       Kevin Galligan                                            Mgmt          For                            For
       William Staples                                           Mgmt          For                            For

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of the Company's Named
       Executive Officers as disclosed in the
       Proxy Statement.

3.     To indicate, on an advisory basis, the                    Mgmt          1 Year                         For
       frequency of solicitation of advisory
       stockholder approval of compensation of the
       Company's Named Executive Officers.

4.     To ratify the selection by the Audit                      Mgmt          For                            For
       Committee of the Board of Directors of
       Deloitte & Touche LLP as the independent
       registered public accounting firm of the
       Company for its fiscal year ending March
       31, 2023.




--------------------------------------------------------------------------------------------------------------------------
 SUMO LOGIC, INC.                                                                            Agenda Number:  935666997
--------------------------------------------------------------------------------------------------------------------------
        Security:  86646P103
    Meeting Type:  Annual
    Meeting Date:  21-Jul-2022
          Ticker:  SUMO
            ISIN:  US86646P1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Sandra E. Bergeron                                        Mgmt          For                            For
       Randy S. Gottfried                                        Mgmt          For                            For
       John D. Harkey, Jr.                                       Mgmt          For                            For
       Tracey Newell                                             Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       PricewaterhouseCoopers LLP as Sumo Logic,
       Inc.'s independent registered public
       accounting firm for the fiscal year ending
       January 31, 2023.

3.     The approval, on an advisory basis, of the                Mgmt          For                            For
       compensation of Sumo Logic, Inc.'s named
       executive officers.

4.     The approval, on an advisory basis, of the                Mgmt          1 Year                         For
       frequency of future stockholder advisory
       votes on the compensation of Sumo Logic,
       Inc.'s named executive officers.




--------------------------------------------------------------------------------------------------------------------------
 TOWER SEMICONDUCTOR LTD.                                                                    Agenda Number:  935681153
--------------------------------------------------------------------------------------------------------------------------
        Security:  M87915274
    Meeting Type:  Annual
    Meeting Date:  21-Jul-2022
          Ticker:  TSEM
            ISIN:  IL0010823792
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to serve until the                   Mgmt          No vote
       next annual meeting: Amir Elstein

1b.    Election of Director to serve until the                   Mgmt          No vote
       next annual meeting: Russell Ellwanger

1c.    Election of Director to serve until the                   Mgmt          No vote
       next annual meeting: Kalman Kaufman

1d.    Election of Director to serve until the                   Mgmt          No vote
       next annual meeting: Dana Gross

1e.    Election of Director to serve until the                   Mgmt          No vote
       next annual meeting: Ilan Flato

1f.    Election of Director to serve until the                   Mgmt          No vote
       next annual meeting: Yoav Chelouche

1g.    Election of Director to serve until the                   Mgmt          No vote
       next annual meeting: Iris Avner

1h.    Election of Director to serve until the                   Mgmt          No vote
       next annual meeting: Michal Vakrat Wolkin

1i.    Election of Director to serve until the                   Mgmt          No vote
       next annual meeting: Avi Hasson

2.     TO APPOINT Mr. Amir Elstein as the Chairman               Mgmt          No vote
       of the Board of Directors to serve until
       the next annual meeting of shareholders and
       until his successor is duly appointed and
       approve the terms of his compensation in
       such capacity, as described in Proposal 2
       of the Proxy Statement, subject to approval
       of his election as a director under
       Proposal 1.

3.     TO APPROVE the increase in the annual base                Mgmt          No vote
       salary of Mr. Russell Ellwanger, the
       Company's Chief Executive Officer, as
       described in Proposal 3 of the Proxy
       Statement.

3a.    Do you have a "Personal Interest" (as                     Mgmt          No vote
       defined in the Proxy Statement) with
       respect to the subject matter of Proposal
       3? Mark "for" = yes or "against" = no.

4.     TO APPROVE the award of equity-based                      Mgmt          No vote
       compensation to Mr. Russell Ellwanger, the
       Company's Chief Executive Officer, as
       described in Proposal 4 of the Proxy
       Statement.

4a.    Do you have a "Personal Interest" (as                     Mgmt          No vote
       defined in the Proxy Statement) with
       respect to the subject matter of Proposal
       4? Mark "for" = yes or "against" = no.

5.     TO APPROVE the equity grant to each member                Mgmt          No vote
       of the Company's Board of Directors (other
       than Amir Elstein and Russell Ellwanger),
       as described in Proposal 5 of the Proxy
       Statement, subject to his or her respective
       election as a director under Proposal 1.

6.     TO APPROVE the appointment of Brightman                   Mgmt          No vote
       Almagor Zohar & Co, Certified Public
       Accountants, a firm in the Deloitte Global
       Network, as the independent registered
       public accountants of the Company for the
       year ending December 31, 2022 and for the
       period commencing January 1, 2023 and until
       the next annual shareholders meeting, and
       to authorize the Audit Committee of the
       Board of Directors to determine the
       remuneration of such firm in accordance
       with the volume and nature of its services.



Global Beta Smart Income ETF
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN CAMPUS COMMUNITIES, INC.                                                           Agenda Number:  935681189
--------------------------------------------------------------------------------------------------------------------------
        Security:  024835100
    Meeting Type:  Special
    Meeting Date:  04-Aug-2022
          Ticker:  ACC
            ISIN:  US0248351001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of American Campus                  Mgmt          No vote
       Communities, Inc. with and into Abacus
       Merger Sub I LLC (the "Merger") pursuant to
       the terms of the Agreement and Plan of
       Merger, dated as of April 18, 2022, as it
       may be amended from time to time, among
       Abacus Parent LLC, Abacus Merger Sub I LLC,
       Abacus Merger Sub II LLC, American Campus
       Communities, Inc. and American Campus
       Communities Operating Partnership LP as
       more particularly described in the Proxy
       Statement.

2.     To approve, on a non-binding, advisory                    Mgmt          No vote
       basis, the compensation that may be paid or
       become payable to our named executive
       officers that is based on or otherwise
       relates to the mergers as more particularly
       described in the Proxy Statement.

3.     To approve any adjournment of the Virtual                 Mgmt          No vote
       Special Meeting for the purpose of
       soliciting additional proxies if there are
       not sufficient votes at the Virtual Special
       Meeting to approve the Merger as more
       particularly described in the Proxy
       Statement.




--------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE REALTY TRUST INCORPORATED                                                        Agenda Number:  935679982
--------------------------------------------------------------------------------------------------------------------------
        Security:  421946104
    Meeting Type:  Special
    Meeting Date:  15-Jul-2022
          Ticker:  HR
            ISIN:  US4219461047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of HR Acquisition 2,                Mgmt          No vote
       LLC, a Maryland limited liability company
       and a direct, wholly-owned subsidiary of
       Healthcare Trust of America, Inc., a
       Maryland corporation (the "Company"), with
       and into Healthcare Realty Trust
       Incorporated, a Maryland Corporation
       ("HR"),with HR continuing as the surviving
       entity and a direct, wholly-owned
       subsidiary of the Company, pursuant to
       which each outstanding share of HR common
       stock will be exchanged for one
       newly-issued share of the Company's class A
       common stock.

2.     To approve the adjournment of the special                 Mgmt          No vote
       meeting, if necessary or appropriate,
       including to solicit additional proxies in
       favor of Proposal 1 if there are
       insufficient votes at the time of such
       adjournment to approve Proposal 1.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Beta ETF Trust
By (Signature)       /s/ Justin Lowry
Name                 Justin Lowry
Title                President
Date                 10/24/2022